INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
INVESTMENT PROPERTIES

4.	INVESTMENT PROPERTIES

As at December 31,	2023	2022

Income-producing properties	$8,641,352	$8,486,105
Properties under development	120,940	272,504
Land held for development	45,847	80,962
	$8,808,139	$8,839,571

Changes in investment properties are shown in the following table:

Years ended December 31,	2023			2022
	Income-producing properties	Properties under development	Land held for development	Income-producing properties	Properties under development	Land held for development
Balance, beginning of year	$8,486,105	$272,504	$80,962	$7,727,368	$162,817	$80,973
Maintenance or improvements	8,409	—	—	9,680	—	—
Leasing costs	5,095	1,577	—	10,153	—	—
Tenant allowances	6,969	47	—	574	—	—
Developments or expansions	36,633	61,089	1,530	43,940	228,099	2,853
Acquisitions (note 3)	107,125	—	—	471,112	14,603	6,578
Transfer to properties under development	—	50,007	(50,007)	—	17,549	(17,549)
Transfer to income-producing properties	288,979	(288,979)	—	223,040	(223,040)	—
Amortization of straight-line rent	16,690	—	—	10,591	—	—
Amortization of tenant allowances	(4,403)	—	—	(4,149)	—	—
Other changes	132	4	6	374	21	14
Fair value (losses) gains, net	(216,191)	26,506	13,382	(285,127)	56,536	6,929
Foreign currency translation, net	(94,191)	(1,815)	(26)	321,078	15,919	1,164
Classified as assets held for sale (note 5)	—	—	—	(42,529)	—	—
Balance, end of year	$8,641,352	$120,940	$45,847	$8,486,105	$272,504	$80,962

The Trust determines the fair value of an income-producing property based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting market conditions and lease renewals at the applicable balance sheet dates, less future cash outflows in respect of such leases. Fair values were primarily determined by using a 10-year cash flow and subsequent reversionary value discounted back to present value. The fair values of properties under development are measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. The valuation metrics utilized to derive the Trust’s investment property valuations are determined by management. The Trust does not value its investment properties based on models prepared by external appraisers but uses such external appraisals as data points, alongside other external market information for management to arrive at its own conclusions on values. Management receives valuation assumptions from external appraisers such as discount rates, terminal capitalization rates and market rental rates, however, the Trust also considers its knowledge of historical renewal experiences with its tenants, its understanding of certain specialized aspects of the Trust’s portfolio and tenant profile, and its knowledge of the current condition of the properties to determine proprietary market leasing assumptions, including lease renewal probabilities, renewal rents and capital expenditures. There has been no change in the valuation methodology during the year.
Included in investment properties as at December 31, 2023 is $64.0 million (2022 — $48.6 million) of net straight-line rent receivables arising from the recognition of rental revenue on a straight-line basis over the lease term.

Details about contractual obligations to purchase, construct and develop properties can be found in the commitments and contingencies note (note 22).
Tenant minimum rental commitments payable to Granite on non-cancellable operating leases as at December 31, 2023 are as follows:

2024	$444,183
2025	431,349
2026	394,975
2027	369,278
2028	327,445
2029 and thereafter	1,365,460
$3,332,690
Valuations are most sensitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2023			2022(1)
	Weighted average(2)	Maximum	Minimum	Weighted average(2)	Maximum	Minimum
Canada
Discount rate	6.55%	7.50%	6.00%	6.26%	7.25%	5.25%
Terminal capitalization rate	5.39%	6.50%	4.75%	5.19%	6.50%	4.25%

United States
Discount rate	7.08%	10.50%	6.15%	6.45%	10.25%	5.50%
Terminal capitalization rate	6.02%	9.25%	5.25%	5.57%	9.25%	4.75%

Germany
Discount rate	7.13%	9.65%	5.80%	6.48%	11.00%	4.90%
Terminal capitalization rate	6.13%	8.90%	4.85%	5.50%	10.00%	4.30%

Austria
Discount rate	8.68%	9.90%	8.15%	8.59%	9.90%	8.15%
Terminal capitalization rate	7.40%	8.25%	6.75%	7.32%	7.90%	6.75%

Netherlands
Discount rate	6.34%	7.75%	5.60%	5.43%	6.85%	4.75%
Terminal capitalization rate	6.57%	9.00%	5.95%	5.73%	8.50%	5.00%

Total
Discount rate	7.05%	10.50%	5.60%	6.50%	11.00%	4.75%
Terminal capitalization rate	6.07%	9.25%	4.75%	5.66%	10.00%	4.25%
(1)Excludes assets held for sale (note 5).
(2)Weighted based on income-producing property fair value.
The table below summarizes the sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$8,322,286	$(319,066)	$8,235,864	$(405,488)
+25 basis points	8,479,932	(161,420)	8,430,247	(211,105)
Base rate	8,641,352	—	8,641,352	—
-25 basis points	8,806,676	165,324	8,871,520	230,168
-50 basis points	$8,975,983	$334,631	$9,123,497	$482,145